CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues	¥ 357,322	$ 56,072	¥ 471,614	¥ 906,458
Cost of revenues	(92,393)	(14,498)	(265,436)	(649,596)
Gross profit	264,929	41,574	206,178	256,862
Operating expenses
Research and development	(206,722)	(32,439)	(174,597)	(176,248)
Sales and marketing	(116,415)	(18,268)	(102,319)	(118,548)
General and administrative	(79,922)	(12,542)	(119,087)	(109,291)
Total operating expenses	(403,059)	(63,249)	(396,003)	(404,087)
Loss from operations	(138,130)	(21,675)	(189,825)	(147,225)
Foreign exchange gain / (loss)	(3,376)	(530)	10	435
Interest income	6,597	1,035	6,131	6,300
Interest expense	(8,815)	(1,383)	(11,724)	(11,118)
Other income / (expenses)	(2,908)	(456)	(30,814)	38,812
Change in fair value of structured deposits	20	3	1,233	3,117
Change in fair value of foreign currency swap contract	6,060	951
Loss before income taxes	(140,552)	(22,055)	(224,989)	(109,679)
Income tax expense	(32)	(5)	(86)	(162)
Net loss	(140,584)	(22,060)	(225,075)	(109,841)
Net loss attributable to Aurora Mobile Limited's shareholders	(140,584)	(22,060)	(225,075)	(109,841)
Net loss attributable to common shareholders	(140,584)	(22,060)	(225,075)	(109,841)
Other comprehensive (loss)/income
Foreign currency translation adjustments	1,638	257	4,450	(2,037)
Total other comprehensive (loss)/income, net of tax	1,638	257	4,450	(2,037)
Total comprehensive loss	(138,946)	(21,803)	(220,625)	(111,878)
Comprehensive loss attributable to Aurora Mobile Limited	(138,946)	(21,803)	(220,625)	(111,878)
Class A Common Shares
Operating expenses
Net loss attributable to Aurora Mobile Limited's shareholders	(110,258)	(17,301)	(175,650)	(85,502)
Net loss attributable to common shareholders	¥ (110,258)	$ (17,301)	¥ (175,650)	¥ (85,502)
Net loss per share for class A and class B common shares:
Common shares - basic and diluted | (per share)	¥ (1.78)	$ (0.28)	¥ (2.91)	¥ (1.43)
Shares used in net loss per share computation:
Common shares - basic and diluted	61,809,501	61,809,501	60,415,978	59,721,341
Class B Common Shares
Operating expenses
Net loss attributable to Aurora Mobile Limited's shareholders	¥ (30,326)	$ (4,759)	¥ (49,425)	¥ (24,339)
Net loss attributable to common shareholders	¥ (30,326)	$ (4,759)	¥ (49,425)	¥ (24,339)
Net loss per share for class A and class B common shares:
Common shares - basic and diluted | (per share)	¥ (1.78)	$ (0.28)	¥ (2.91)	¥ (1.43)
Shares used in net loss per share computation:
Common shares - basic and diluted	17,000,189	17,000,189	17,000,189	17,000,189